FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 8 – FEDERAL AND STATE INCOME TAXES

The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

	2012	2011	2010
Current	$2,256	$1,960	$1948
Deferred	(340)	(1,216)	(905)
Total provision for income	1,916	744	1,043

Deferred Tax Effects of Principal Temporary Differences	2012	2011	2010
Allowance for possible loan losses	$3,392	$3,519	$3,604
Deferred compensation	2,420	2,234	2,050
Write down of other real estate	1,152	1,621	1,052
Deferred gain on OREO sale	202	-	-
Amortization of core deposit intangible	423	575	727
Recognition of nonaccrual loan income	152	66	90
Unrealized gains (losses) on available-for-sale securities	(2,212)	(1,892)	506
Postretirement obligation	2,857	1,759	702
Net actuarial gain/(loss) of postretirement benefit obligation	(1,124)	(116)	1,098
Accelerated depreciation	(630)	(562)	(282)
Amortization of goodwill	(2,376)	(2,152)	(1,937)
Alternative Minimum Tax	402	422	345
Dividend Income - F&M West	(219)	(241)	(244)
Other	(555)	(361)	(442)
Net deferred tax asset	$3,884	$4,872	$7,269

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed
at the Federal Statutory Rate (34% Each Year)	2012	2011	2010
Tax expense at statutory rate	$3,238	$2,632	$2,827
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,275)	(1,533)	(1,635)
Nondeductible interest expense	29	45	70
Employee benefits	(240)	(244)	(286)
Other nondeductible expenses
(nontaxable income) - net	32	55	56
State income taxes net of federal tax benefit	41	(40)	(95)
Dividend income exclusion	(1)	(52)	(51)
Other	92	(119)	153
Total provision for income taxes	$1,916	$744	$1,043

Effective tax rate	20.1%	9.6%	12.2%

The Corporation and one of its subsidiaries file consolidated income tax returns with the Internal Revenue Service and State of Tennessee. The Corporation is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2009. There was no valuation allowance for deferred tax assets at December 31, 2012 and 2011. Management believes it is more-likely-than-not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.